Equity Method Investments - Movement in Equity Method Investments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Equity Method Investments [Roll Forward]
Equity method investments at January 1, 2025 and 2026			$ 247,935	$ 253,729	$ 253,729
Equity contributions to joint venture entity			0		4,000
Equity method investments – additions			1,576		0
Share of results	$ 7,125	$ 4,805	9,721	$ 3,901	8,036
Distributions received from equity method investments			(11,495)		(17,830)
Equity method investments at December 31, 2025 and June 30, 2026	$ 247,737		$ 247,737		$ 247,935